Offerings	Jun. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,868,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 4,868,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 745.29
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $15,543,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	10,675,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 10,675,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,634.34
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $15,543,000.